Accounting Policies (Details) $ in Millions		12 Months Ended
	Jan. 01, 2020 USD ($)	Dec. 31, 2019 USD ($) office	Jan. 01, 2019 USD ($)		Dec. 31, 2018 USD ($)	Jan. 01, 2018 USD ($) [2]
Lease liabilities		$ 2,170
Right-of-use assets		2,000
Cumulative effect of ASU adoptions			$ 62	[1]		$ (16)
Charge off threshold - small business commercial loans		$ 1
Number of international offices | office		4
Total allowance		$ 3,060
Investment securities – held to maturity		17,661			$ 19,312
Held-to-maturity securities, fair value		18,044			19,019
Securities available for sale debt securities, amortized cost		67,790			63,514
Investment securities – available for sale		$ 69,163			$ 63,389
Minimum | Furniture and Equipment
Estimated useful life of property and equipment		1 year
Minimum | Software and Software Development Costs
Estimated useful life of property and equipment		1 year
Maximum | Furniture and Equipment
Estimated useful life of property and equipment		10 years
Maximum | Buildings
Estimated useful life of property and equipment		40 years
Maximum | Leasehold Improvements
Estimated useful life of property and equipment		15 years
Maximum | Software and Software Development Costs
Estimated useful life of property and equipment		10 years
Forecast
Total allowance	$ 3,721
Accounting Standards Update 2016-02
Lease liabilities			2,100
Right-of-use assets			2,000
Accounting Standards Update 2016-13 | Forecast
Total allowance	3,700
Accounting Standards Update 2019-04 | Forecast
Investment securities – held to maturity	(16,200)
Held-to-maturity securities, fair value	(16,500)
Securities available for sale debt securities, amortized cost	16,200
Investment securities – available for sale	16,500
Other comprehensive income (loss), before tax and net of reclassifications into Net income	$ 306
Retained Earnings
Cumulative effect of ASU adoptions			62	[1]		$ (22)
Retained Earnings | Accounting Standards Update 2016-02
Cumulative effect of ASU adoptions			$ 83

[1]
Represents the impact of the adoption of ASU 2016-02 related primarily to deferred gains on previous sale-leaseback transactions. See the Recently Adopted Accounting Standards portion of Note 1 Accounting Policies for additional detail.

[2]
Represents the cumulative effect of adopting ASU 2014-09, ASU 2016-01, ASU 2017-12 and ASU 2018-02. See the Recently Adopted Accounting Standards portion of Note 1 Accounting Policies in our 2018 Form 10-K for additional detail on the adoption of these ASUs.